Cash Distribution And Earnings Per Unit (Schedule Of Earnings Per Share Reconciliation) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Unit (Basic And Diluted) [Abstract]
Common unit (basic and diluted)	$ 1.61	$ 1.33	$ 1.51
Subordinated unit (basic and diluted)	$ 0	$ 0.46	$ 1.11
General Partner Unit (basic and diluted)	$ 1.95	$ 1.19	$ 1.42
Subordinated Series A unit (basic and diluted)	$ 0	$ 0	$ 0
Earnings Per Unit, distributed (Basic And Diluted) [Abstract]
Common unit - distributed (basic and diluted)	$ 1.79	$ 1.76	$ 1.76
Subordinated unit, distributed (basic and diluted)	$ 0	$ 1.75	$ 1.69
General Partner unit - distributed (basic and diluted)	$ 3.13	$ 2.9	$ 2.35
Subordinated Series A unit, distributed (basic and diluted)	$ 0	$ 0	$ 0
Earnings Per Unit, undistributed (Basic And Diluted) [Abstract]
Common unit - undistributed (basic and diluted)	$ (0.18)	$ (0.43)	$ (0.25)
Subordinated unit - undistributed (basic and diluted)	$ 0	$ (1.29)	$ (0.58)
General Partner unit - undistributed (basic and diluted)	$ (1.18)	$ (1.71)	$ (0.93)
Subordinated Series A unit - undistributed (basic and diluted)	$ 0	$ 0	$ 0
Net income attributable to unit holders [Abstract]
Net income	$ 95,898	$ 65,335	$ 60,511
Earnings attributable to Common unit holders	93,566	60,506	50,823
Earnings attributable to Subordinated unit holders	0	3,522	8,465
Earnings attributable to General partner unit holders	2,332	1,307	1,223
Earnings attributable to Subordinated Series A unit holders	$ 0	$ 0	$ 0
Weighted Average Units Outstanding Basic, Diluted [Abstract]
Weighted Average Common Units Outstanding	58,008,617	45,409,807	33,714,905
Weighted Average Subordinated Units Outstanding	0	7,621,843	7,621,843
Weighted Average General Partner Units Outstanding	1,193,889	1,102,689	864,017
Weighted Average Subordinated Series A Units Outstanding	0	1,000,000	1,000,000